UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   (HGK LOGO)
                                EQUITY VALUE FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2010

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

                               TABLE OF CONTENTS

Manager's Discussion and Analysis of Fund Performance .....................    2
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statement of Changes in Net Assets ........................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   10
Disclosure of Fund Expenses ...............................................   14

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-877-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

                                                 THE ADVISORS' INNER CIRCLE FUND
                                                                     (Unaudited)

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six months ended April 30, 2010, the HGK Equity Value Fund (the "Fund") returned 10.25%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of 17.77% over the same period while the S&P 500 Index ("S&P 500") returned 15.66%.

REVIEW AND OUTLOOK

During first half of the fiscal year, equities continued their upward migration. The S&P 500 advanced 15.66% and has risen 79.63% since its March 9th, 2009 low. Investors' fears have been assuaged by continued government intervention, injections of liquidity, and near zero interest rate policy, all of which reinforce the thinking that the government is willing to prevent the financial system from back sliding. The market is grinding higher on low volatility, light volume, and renewed investor appetite for risk. Market leadership has continued to come from the most volatile, small, and leveraged securities. Larger equities with growing earnings and revenue, and high ROE's have lagged significantly. Going forward, this trend will not continue and history tells us that leadership will translate into companies with strong operating leverage and sound fundamentals.

There is a moderate indication that 2010 is starting off with the strengthening of economic growth and early signs of a bottom in unemployment. Gross Domestic Product ("GDP") growth, if sustainable, coupled with low interest rates could produce a surge in capital investment, strengthen consumer spending and lead to an upturn in employment. Corporate earnings would grow and higher earnings multiples would push share prices higher. Additionally, the recovery in financial markets has restored some household wealth and is causing an uptick in consumer confidence and consumer spending. Finally, the large amount of investable assets positioned in cash and cash-like instruments is flowing into equities, supporting prices and moving the market higher.

While these positive catalysts have supported equities, there are also many secular uncertainties which will provide significant headwinds for financial markets. Despite a rebound in household wealth, the consumer, which accounts for over 70% of GDP, is still reeling. Household balance sheets remain over-leveraged and high unemployment has had a predictably negative effect on consumer confidence. These issues are certain to hamper consumer spending going forward. Additionally, the United States is on weak fiscal footing after committing a great deal of funds to fight recession. The deficit continues to increase as the U.S. continues committing more money towards war efforts, financial reform, and most recently a massive spending program for health care. Fiscal stimulus effects have been mitigated by state and local deficits which will inevitably require an increase in taxes and impede recovery for businesses and consumers. Furthermore, as the prospect of inflation in the medium term begins to rear its head, the Federal Reserve will be compelled to begin an exit strategy to accommodative interest rate policy. Rising rates and inflation coupled with decreased Treasury bond demand appetite from China and institutional investors will make it more difficult for the Federal Reserve to continue funding government spending with debt. Global instability and concerns over sovereign bond defaults, high energy prices, and increased regulation round out the obstacles facing a robust economic recovery.

                                                 THE ADVISORS' INNER CIRCLE FUND
                                                                     (Unaudited)

While we envision a more challenging stock market environment in 2010, we believe that there is opportunity to realize positive returns by focusing on well run businesses which will ultimately emerge from a transitional economy as market share and earnings growth winners. Trends that have supported a low quality rally will change and the market will eventually revert to rewarding companies with sound fundamentals. Large, high quality companies which have lagged the broad market will likely receive increased attention from investors. At HGK, we are focusing on undervalued companies that have cash flow ROI above and beyond their cost of capital, financial flexibility, and revenue exposure to foreign economies. We believe that profitable firms with sound balance sheets and industry level competitive advantages will have ample opportunities to make accretive acquisitions and increase market share. While the U.S. economy may experience lethargic growth in the coming year, companies exhibiting the above characteristics which have been well managed through this difficult time should experience above average earnings growth and will consequently be afforded higher valuation multiples as we move through 2010.

HGK has positioned its portfolios to be more defensive. We continue to underweight Financial Services, as we believe firms in this sector, particularly regional banks, will not be able to exhibit the earnings power they displayed in the previous decade due to increased regulation and higher reserve requirements. We are also underweight the Consumer Discretionary sector as valuations have become expensive despite widespread concerns about the future of the U.S. consumer. We continue to see opportunity in Healthcare, Utilities, and Consumer Staples and are accordingly overweight in these sectors. All three of these sectors are supported by attractive valuations and dividend yields, relatively inelastic demand, and low correlation to a weak economy.

Michael Pendergast, CFA
Managing Director / Chief Investment Officer
HGK Asset Management, Inc.

PERFORMANCE THROUGH MARCH 31, 2010: ONE YEAR 42.19%; 5 YEAR 2.23% AND SINCE INCEPTION (JUNE 9, 1999) 2.16%.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH NOR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX(R) IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS INTENDED TO BE A REPRESENTATIVE SAMPLE OF LEADING COMPANIES OF LEADING INDUSTRIES WITHIN THE U.S. ECONOMY.

SECTOR WEIGHTINGS+                               THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

                                  (BAR CHART)

Financials                   19.2%
Energy                       15.1%
Health Care                  11.6%
Consumer Discretionary       10.8%
Industrials                  10.5%
Consumer Staples              8.3%
Information Technology        6.4%
Utilities                     6.1%
Short-Term Investments        5.4%
Telecommunication Services    3.9%
Materials                     2.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
COMMON STOCK (95.2%)
AEROSPACE & DEFENSE (4.5%)
   General Dynamics                                               3,100   $  237
   United Technologies                                            2,700      202
                                                                          ------
                                                                             439
                                                                          ------
APPAREL MANUFACTURERS (4.5%)
   NIKE, Cl B                                                     2,800      212
   VF                                                             2,600      225
                                                                          ------
                                                                             437
                                                                          ------
BANKS (10.7%)
   Bank of America                                               13,000      232
   Bank of New York Mellon                                        6,300      196
   JPMorgan Chase                                                 5,300      226
   PNC Financial Services Group                                   2,700      181
   State Street                                                   4,500      196
                                                                          ------
                                                                           1,031
                                                                          ------
BEAUTY PRODUCTS (2.1%)
   Colgate-Palmolive                                              2,400      202
                                                                          ------
CHEMICALS (1.5%)
   PPG Industries                                                 2,100      148
                                                                          ------
COMPUTERS & SERVICES (2.1%)
   International Business Machines                                1,550      200
                                                                          ------
ELECTRICAL SERVICES (6.2%)
   Entergy                                                        2,500      203
   PPL                                                            7,200      179
   Southern                                                       6,200      214
                                                                          ------
                                                                             596
                                                                          ------

                                                                           Value
                                                                 Shares    (000)
                                                                -------   ------
ENTERTAINMENT (3.6%)
   Carnival                                                       3,100   $  129
   Comcast, Cl A                                                 11,000      217
   Time Warner Cable, Cl A                                            1       --
                                                                          ------
                                                                             346
                                                                          ------
FINANCIAL SERVICES (2.1%)
   Goldman Sachs Group                                            1,400      203
                                                                          ------
FOOD, BEVERAGE & TOBACCO (2.0%)
   PepsiCo                                                        2,900      189
                                                                          ------
HOUSEHOLD PRODUCTS (2.2%)
   Kimberly-Clark                                                 3,500      214
                                                                          ------
INDUSTRIALS (2.1%)
   General Electric                                              10,500      198
                                                                          ------
INSURANCE (6.5%)
   Allstate                                                       6,100      199
   MetLife                                                        4,600      210
   Travelers                                                      4,300      218
                                                                          ------
                                                                             627
                                                                          ------
MACHINERY (4.0%)
   Caterpillar                                                    2,150      146
   Danaher                                                        2,800      236
                                                                          ------
                                                                             382
                                                                          ------
MEDICAL PRODUCTS & SERVICES (7.7%)
   Johnson & Johnson                                              3,500      225
   McKesson                                                       2,600      168
   St. Jude Medical*                                              4,550      186
   UnitedHealth Group                                             5,500      167
                                                                          ------
                                                                             746
                                                                          ------
METALS (1.2%)
   Freeport-McMoRan Copper & Gold                                 1,550      117
                                                                          ------
OIL FIELD SERVICES (2.8%)
   Baker Hughes                                                   1,800       90
   National Oilwell Varco                                         4,200      185
                                                                          ------
                                                                             275
                                                                          ------
PETROLEUM & FUEL PRODUCTS (2.0%)
   Apache                                                         1,900      193
                                                                          ------
PETROLEUM REFINING (10.4%)
   Chevron                                                        3,400      277
   ConocoPhillips                                                 4,500      266
   Exxon Mobil                                                    3,800      258
   Marathon Oil                                                   6,200      199
                                                                          ------
                                                                           1,000
                                                                          ------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
PHARMACEUTICALS (3.9%)
   Eli Lilly                                                      5,100   $  178
   Pfizer                                                        12,000      201
                                                                          ------
                                                                             379
                                                                          ------
RETAIL (4.8%)
   Best Buy                                                       3,200      146
   CVS Caremark                                                   5,500      203
   Kohl's*                                                        2,100      116
                                                                          ------
                                                                             465
                                                                          ------
SEMI-CONDUCTORS/INSTRUMENTS (2.2%)
   Intel                                                          9,200      210
                                                                          ------
SOFTWARE (2.2%)
   Oracle                                                         8,300      215
                                                                          ------
TELEPHONES & TELECOMMUNICATIONS (3.9%)
   AT&T                                                           7,400      193
   Verizon Communications                                         6,500      188
                                                                          ------
                                                                             381
                                                                          ------
TOTAL COMMON STOCK
   (Cost $9,058)                                                           9,193
                                                                          ------
SHORT-TERM INVESTMENT (5.5%)
   AIM Liquid Assets Institutional
      Money Market Fund, 0.150% (A)
      (Cost $530)                                               529,558      530
                                                                          ------
TOTAL INVESTMENTS (100.7%)
   (Cost $9,588)                                                          $9,723
                                                                          ======

PERCENTAGES ARE BASED ON NET ASSETS OF $9,656(000).

*    NON-INCOME PRODUCING SECURITY.

CL CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

     AMOUNTS DESIGNATED AS "--" HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

                                                                     HGK
                                                                EQUITY VALUE
                                                                    FUND
                                                                ------------
Assets:
   Investments at Value (Cost $9,588) .......................    $    9,723
   Receivable for Investment Securities Sold ................           174
   Receivable due from Investment Adviser ...................            20
   Receivable for Capital Shares Sold .......................            19
   Dividends and Interest Receivable ........................            16
   Prepaid Expenses .........................................            14
                                                                 ----------
      Total Assets ..........................................         9,966
                                                                 ----------
Liabilities:
   Payable for Investment Securities Purchased ..............           190
   Payable for Capital Shares Redeemed ......................            69
   Payable due to Administrator .............................            10
   Chief Compliance Officer Fees Payable ....................             3
   Payable due to Distributor ...............................             2
   Payable due to Trustees ..................................             1
   Income Distribution Payable ..............................             1
   Other Accrued Expenses ...................................            34
                                                                 ----------
      Total Liabilities .....................................           310
                                                                 ----------
Net Assets ..................................................    $    9,656
                                                                 ==========
Net Assets Consist of:
   Paid-in Capital ..........................................    $   11,553
   Accumulated Net Realized Loss on Investments .............        (2,032)
   Net Unrealized Appreciation on Investments ...............           135
                                                                 ----------
Net Assets ..................................................    $    9,656
                                                                 ==========
Investor Class Shares:
   Outstanding Shares of Beneficial Interest(1) (unlimited
      authorization -- no par value) ........................     1,165,630
                                                                 ----------
Net Asset Value .............................................    $     8.28
                                                                 ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2010                        (Unaudited)

                                                                     HGK
                                                                EQUITY VALUE
                                                                    FUND
                                                                ------------
Investment Income:
   Dividend Income ..........................................    $      108
                                                                 ----------
      Total Investment Income ...............................           108
                                                                 ----------
Expenses:
   Administration Fees ......................................            62
   Investment Advisory Fees .................................            40
   Distribution Fees ........................................            11
   Chief Compliance Officer Fees ............................             5
   Transfer Agent Fees ......................................            34
   Professional Fees ........................................            30
   Printing Fees ............................................            10
   Registration and Filing Fees .............................             9
   Trustees' Fees ...........................................             4
   Custodian Fees ...........................................             1
   Insurance and Other Fees .................................             5
                                                                 ----------
      Total Expenses ........................................           211
Less:
   Reimbursement from Investment Adviser (Note 5) ...........          (111)
   Investment Advisory Fees Waived (Note 5) .................           (40)
   Fees Paid Indirectly (Note 4) ............................            --
                                                                 ----------
      Net Expenses ..........................................            60
                                                                 ----------
Net Investment Income .......................................            48
                                                                 ----------
Net Realized Loss on Investments ............................          (392)
Net Change in Unrealized Appreciation on Investments ........         1,246
                                                                 ----------
Net Realized and Unrealized Gain on Investments .............           854
                                                                 ----------
Net Increase in Net Assets Resulting from Operations ........    $      902
                                                                 ==========

Amounts designated as "--" have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April
30, 2010 (Unaudited)
For the year ended October 31, 2009


                                                                                         HGK
                                                                                     EQUITY VALUE
                                                                                         FUND
                                                                              ------------------------
                                                                               11/01/09      11/01/08
                                                                              TO 4/30/10   TO 10/31/09
                                                                              ----------   -----------
Operations:
   Net Investment Income ..................................................     $   48       $   107
   Net Realized Loss on Investments .......................................       (392)       (1,528)
   Net Change in Unrealized Appreciation on Investments ...................      1,246         2,295
                                                                                ------       -------
   Net Increase in Net Assets Resulting from Operations ...................        902           874
                                                                                ------       -------
Dividends and Distributions:
   Net Investment Income ..................................................        (48)         (107)
   Net Realized Gain ......................................................         --          (259)
                                                                                ------       -------
   Total Dividends and Distributions ......................................        (48)         (366)
                                                                                ------       -------
Capital Share Transactions:
   Issued .................................................................        896           296
   Reinvestment of Distributions ..........................................         44           343
   Redeemed ...............................................................       (928)         (766)
                                                                                ------       -------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions ..         12          (127)
                                                                                ------       -------
   Total Increase in Net Assets ...........................................        866           381
                                                                                ------       -------
Net Assets:
   Beginning of Year ......................................................      8,790         8,409
                                                                                ------       -------
   End of Year ............................................................     $9,656       $ 8,790
                                                                                ======       =======
Undistributed Net Investment Income .......................................     $   --       $    --
                                                                                ======       =======
Share Transactions:
   Issued .................................................................        113            48
   Reinvestment of Distributions ..........................................          5            53
   Redeemed ...............................................................       (117)         (119)
                                                                                ------       -------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions ..          1           (18)
                                                                                ======       =======

Amounts designated as "--" have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a share outstanding throughout each period
For the six-month period ended April 30, 2010
(Unaudited) and the years ended October 31,


                                   Net
          Net                 Realized and
         Asset                 Unrealized                Dividends  Distributions
         Value,       Net         Gains                  from Net        from          Total
       Beginning  Investment   (Losses) on  Total from  Investment     Realized    Dividends and
       of Period   Income(1)   Investments  Operations    Income         Gain      Distributions
       ---------  ----------  ------------  ----------  ----------  -------------  -------------
HGK EQUITY VALUE FUND -- INVESTOR CLASS SHARES@
2010*    $ 7.55      $0.04       $ 0.73       $ 0.77      $(0.04)      $   --         $(0.04)
2009       7.11       0.09         0.66         0.75       (0.09)       (0.22)         (0.31)
2008      13.02       0.11        (4.22)       (4.11)      (0.11)       (1.69)         (1.80)
2007      12.03       0.08         1.65         1.73       (0.08)       (0.66)         (0.74)
2006      10.77       0.10         1.91         2.01       (0.10)       (0.65)         (0.75)
2005       9.69       0.07         1.08         1.15       (0.07)          --          (0.07)

                                               Ratio of Expenses
                                                   to Average         Ratio
         Net              Net                        Assets          of Net
        Asset            Assets      Ratio    (Excluding Waivers   Investment
       Value,            End of  of Expenses    Reimbursements       Income    Portfolio
       End of   Total    Period   to Average     and Fees Paid     to Average   Turnover
       Period  Return+   (000)    Net Assets       Indirectly)     Net Assets     Rate
       ------  -------  -------  -----------  ------------------  -----------  ---------
HGK EQUITY VALUE FUND -- INVESTOR CLASS SHARES@
2010*  $ 8.28   10.25%  $ 9,656    1.32%             4.68%           1.07%         23%
2009     7.55   11.46     8,790    1.50              5.28            1.36          40
2008     7.11  (36.28)    8,409    1.51(2)           3.40            1.08          45
2007    13.02   14.88    17,794    1.51(2)           3.01            0.63          66
2006    12.03   19.63    15,215    1.51(2)           3.43            0.89          60
2005    10.77   11.89    11,900    1.50              3.45            0.69          67

@    Formerly Class A Shares

* For the six-month period ended April 30, 2010. All ratios for the period have been annualized.

+ Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)  Per share data calculated using average shares method.

(2) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no securities valued in accordance with the Fair Value Procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2010, all of the Fund's investments are Level 1. For details of the investment classification, reference the Schedule of Investments.

     For the six-month period ended April 30, 2010, there have been no significant changes to the Fund's fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six-month period ended April 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period ended April 30, 2010, the Fund did not incur any significant interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual fee of $125,000 per Fund, plus $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the six-month period ended April 30, 2010, the Fund earned cash management credits of $16 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. Effective March 1, 2010 the Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 0.98% of the Fund's average daily net assets. Prior to March 1, 2010 the Adviser had contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six-month period ended April 30, 2010, were as follows (000):

Sales       $2,062
Purchases    1,941

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital as appropriate in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME       GAIN      TOTAL
       --------   ---------   ------
2009     $107       $  259    $  366
2008     $659       $1,685    $2,344

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $     4
Capital Loss Carryforwards       (1,530)
Unrealized Depreciation          (1,220)
Other Temporary Differences          (5)
                                -------
Total Accumulated Losses        $(2,751)
                                =======

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, there were $1,530 (000) of capital loss carryforwards, which expire October, 2017.

At April 30, 2010, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2010, were as follows (000):

Federal Tax Cost                          $ 9,677
                                          =======
Aggregate gross unrealized appreciation   $ 1,064
Aggregate gross unrealized depreciation    (1,018)
                                          -------
Net unrealized appreciation               $    46
                                          =======

8. OTHER:

At April 30, 2010, 25% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

DISCLOSURE OF FUND EXPENSES                      THE ADVISORS' INNER CIRCLE FUND
April 30, 2010                                                       (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period.

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                            BEGINNING     ENDING                 EXPENSES
                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                              VALUE       VALUE       EXPENSE     DURING
                             11/01/09    04/30/10     RATIOS      PERIOD*
                            ---------   ---------   ----------   --------
HGK EQUITY VALUE FUND
   Actual Fund Return       $1,000.00   $1,102.50      1.32%       $6.88
   Hypothetical 5% Return    1,000.00    1,018.25      1.32         6.71

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                     NOTES

                                     NOTES

                                     NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK

HGK-SA-005-1400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Rregistrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.